PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	As of December 31,
	2012	2013
	RMB	RMB

Staff advances and others	4,878	7,826
Advance to an online school	341	—
Prepaid rental expense	2,872	3,997
Prepaid advertisement expense	601	364
Prepaid courseware use right	766	241
Prepaid professional fees	2,113	510
Advances to suppliers	4,801	3,372
Interest receivables from term deposits	953	1,996
VAT rebate receivable	6,130	4,278
	23,455	22,584

Advance to an online school represented amount loaned to an online education alliance program to fund its operations, which is non-interest bearing and is payable on demand.  VAT rebate receivable represented the accrued VAT rebate from online degree programs and online tutoring which is expected to be received in the following year of accrual.